Investments in Equity Method Investees	12 Months Ended
Mar. 31, 2019
Disclosure Of Investments Accounted For Using Equity Method [Abstract]
Investments in Equity Method Investees
11.	INVESTMENTS IN EQUITY METHOD INVESTEES

The following table outlines changes in the investments in associates that are accounted for using the equity method in the year ended March 31, 2019. In accordance with IAS 28, Investments in Associates and Joint Ventures in cases where the Company does not have the same reporting date as its associates, the Company will account for its investment one quarter in arrears. Accordingly, certain of the figures in the following tables, including the Company’s share of the investee’s net income (loss), are based on the investees’ results for the year ended December 31, 2018 with adjustments for any significant transactions.

				Balance at		Share of			Balance at
			Participating	March 31,		net	Exchange	Derecognition	March 31,
Entity	Instrument	Note	share	2018	Additions	loss	difference	of investment	2019

PharmHouse	Shares	11(i)	49.0%	$-	$40,231	$(953)	$-	$-	$39,278
Agripharm	Shares	27(d)	40.0%	38,479	-	(2,352)	-	-	36,127
BCT	Shares	11(ii)	42.2%	-	12,549	(896)	-	-	11,653
TerrAscend	Shares	11(iii)	-	16,912	-	(2,217)	-	(14,695)	-
CanapaR	Shares	11(iv)	49.2%	-	18,150	(88)	-	-	18,062
Other	Various		18.2% to 40.0%	7,715	3,761	(4,246)	35	-	7,265

				$63,106	$74,691	$(10,752)	$35	$(14,695)	$112,385

The following table presents current and non-current assets, current and non-current liabilities as well as revenues and net loss of the Company’s investments in equity method investees as at and for the year ended December 31, 2018:

	Current	Non-current	Current	Non-current
Entity	assets	assets	liabilities	liabilities	Revenue	Net loss

PharmHouse	$8,807	$53,762	$4,514	$40,000	$-	$(1,944)
Agripharm	5,900	91,767	13,167	7,163	2,149	(5,901)
BCT	11,958	502	455	-	-	(2,101)
Other	26,538	12,900	662	6,106	1,125	(5,081)

	$53,203	$158,931	$18,798	$53,269	$3,274	$(15,027)

The following table outlines changes in the investments in associates that are accounted for using the equity method in the year ended March 31, 2018:

				Balance at		Share of		Balance at
			Participating	March 31,		net	Interest	March 31,
Entity	Instrument	Note	share	2017	Additions	loss	income	2018

Agripharm	Shares	27(d)	40.0%	$-	$38,711	$(232)	$-	$38,479
TerrAscend	Shares	11(iii)	24.0%	-	16,978	(66)	-	16,912
Other	Various		23.8 - 43.0%	-	9,000	(1,175)	(110)	7,715

				$-	$64,689	$(1,473)	$(110)	$63,106

The following table presents current and non-current assets, current and non-current liabilities as well as revenues and net loss of the Company’s investments in equity method investees as at and for the year ended December 31, 2017:

	Current	Non-current	Current	Non-current
Entity	assets	assets	liabilities	liabilities	Revenue	Net loss

Agripharm [1]	$4,671	$90,716	$1,391	$10,896	$-	$(557)
TerrAscend	53,693	15,369	1,692	-	-	(6,805)
Other	17,144	4,729	2,548	7,174	-	(6,678)

	$75,508	$110,814	$5,631	$18,070	$-	$(14,040)
[1] The loss for Agripharm is from the period from December 1, 2017 to December 31, 2017 as this represents the period post derecognition.

(i)

On May 7, 2018 the Company and its joint venture partner entered into an agreement to form a new company, 10730076 Canada Inc. (“PharmHouse”), with the intent of it becoming a licensed producer of cannabis in Ontario. In exchange for equity financing of $9,800 and the issuance of Canopy Rivers warrants to the joint venture partner, the Company received a 49% interest in PharmHouse and a global non-competition agreement from the joint venture partner.

The warrants are exercisable for a period of two years following the date that PharmHouse receives a license to sell cannabis at an exercise price which is the lesser of $2.00 per share and the price of a defined liquidity event. The fair value of the warrants at inception was estimated to be $29,232, and they were initially accounted for as a derivative liability as the exercise price was not fixed. On September 17, 2018, Canopy Rivers closed a private placement of subscription receipts in connection with its planned public listing at $3.50 per subscription receipt and, as a result, the exercise price of the warrants was fixed at $2.00 per share and the warrant liability was reclassified to equity. The Company recognized a gain of $720 from the warrant liability re-measurement and reclassified $28,512 to non-controlling interests.

The Company has joint control over PharmHouse, which has been determined to be a joint venture, and therefore will be accounted for using the equity method.

On November 21, 2018, the Company entered into a shareholder loan agreement with PharmHouse pursuant to which the Company advanced $40,000 of secured debt financing with a three-year term and an annual interest rate of 12%, calculated monthly and payable quarterly after the first full quarter after receipt of the sales license at PharmHouse’s initial production and processing facility. The secured debt financing has been recorded in Other financial assets (see Note 12) and classified and measured at amortized cost.

PharmHouse completed an additional financing in January 2019 and the Company invested a further $1,199.

(ii)

As described in Note 27(a)(iii), the Company acquired a controlling interest in Canopy Health Innovations Inc. (“CHI”) on August 3, 2018, resulting in the consolidation of CHI and its equity accounted investment, Beckley Canopy Therapeutics (“BCT”). BCT is a cannabis research and development organization in the United Kingdom which had been formed through a collaboration agreement between CHI and Beckley Research and Innovations Limited which gave the parties joint control over the arrangement and a 50% equity interest. As at the date of the CHI acquisition, in accordance with IFRS 3, the Company calculated the fair value of the equity investment in BCT to be $8,563.

On September 28, 2018, BCT completed a private placement financing where the Company, indirectly through CHI, acquired additional common shares for $3,986. The Company’s participating share was diluted from 50% to 42.2%. The previously mentioned collaboration agreement remains in effect and management has concluded that CHI has maintained joint control over BCT.

(iii)

TerrAscend is a publicly traded licensed producer. On December 8, 2017, the Company subscribed for TerrAscend units which included one common share and one warrant. The Company allocated the purchase price to the shares and warrants based on their relative fair values, in the amount of $13,460 and $7,540 respectively. On November 27, 2017, the Company acquired additional TerrAscend shares and following these transactions, the Company owned 24% of the issued and outstanding shares of TerrAscend and the Company concluded it had significant influence over TerrAscend and accounted for its investment using the equity method.

On November 30, 2018, TerrAscend completed the restructuring of its share capital by way of a plan of arrangement (“Arrangement”), pursuant to which the Company exercised its warrants for no cash consideration. After giving effect to the exercise of the warrants the Company held common shares of TerrAscend which were exchanged pursuant to the Arrangement for new, conditionally exchangeable shares in the capital of TerrAscend (the “Exchangeable Shares” – see Note 12). The Exchangeable Shares would only become convertible into common shares following changes in U.S. federal laws regarding the cultivation, distribution or possession of cannabis, the compliance of TerrAscend with such laws and the approval of the various securities exchanges upon which the issuer’s securities are listed (the “TerrAscend Triggering Event”). The Exchangeable Shares are not transferrable or monetizable until exchanged into common shares. In the interim, the Company will not be entitled to voting rights, dividends or other rights upon dissolution of TerrAscend. As a result, the Company no longer has significant influence over TerrAscend and ceased using the equity method.

On November 30, 2018 the Company derecognized its investment in the common shares which were being accounted for using the equity method and recognized the Exchangeable Shares. The Company has elected to account for its investment in the Exchangeable Shares at FVOCI at initial recognition.

The common shares of TerrAscend are freely tradeable, while the Exchangeable Shares are not tradeable and hold no economic rights other than the possible opportunity to exchange such shares for common shares in TerrAscend at a future date. Therefore, the fair value of the Exchangeable Shares was estimated by giving consideration to the trading price of TerrAscend common shares (CNSX: TER) on the valuation date and applying a discount for lack of marketability and inability to exercise that was calculated using an Asian Put Option model, across a series of possible exercise dates. Management has made assumptions as to the probability that the TerrAscend Triggering Event would occur at future dates and estimated the fair value of the Exchangeable Shares as the sum of the probability weighted discounted values across the range of these dates.

Upon initial recognition, the fair value of the Company’s investment in the Exchangeable Shares was estimated to be $135,000. At March 31, 2019 the fair value of the Company’s investment in the Exchangeable Shares was estimated to be $160,000. The Company recognized a net gain of $8,678 in Other (expense) income, net on the derecognition of the equity investment. The gain of $25,000 on the Exchangeable Shares since initial recognition was recorded in OCI.

(iv)

On July 24, 2018, the Company acquired a 35% ownership interest in CanapaR Corp. (“CanapaR”) for cash consideration of $750. This ownership interest and other rights give the Company significant influence over the investee and the investment is being accounted for using the equity method. As part of the investment, the Company also received a call option to purchase 100% of CanapaR SrL. The call option is accounted for at FVTPL.

CanapaR is the Canadian parent corporation of CanapaR SrL, a Sicily-based company formed for the purposes of organic hemp cultivation and extraction in Italy. In December 2018 and February 2019, the Company invested a further $17,400 in CanapaR. These follow-on investments increased the Company’s ownership interest to 49.2%.